Bank and Other Borrowings - Schedule of Bank and Other Borrowings (Details)		6 Months Ended
		Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Dec. 31, 2025 HKD ($)
Schedule of Bank and Other Borrowings [Line Items]
Banks and other borrowings		$ 4,560,943	$ 35,766,918	$ 34,333,550
Bank of China [Member]
Schedule of Bank and Other Borrowings [Line Items]
Maturity date	[1]	03/2026
Currency	[1]	RMB
Effective interest rate	[1]	3.00%	3.00%
Banks and other borrowings	[1]			1,112,500
Bank of China [Member]
Schedule of Bank and Other Borrowings [Line Items]
Maturity date	[2]	03/2027
Currency	[2]	RMB
Effective interest rate	[2]	2.60%	2.60%
Banks and other borrowings	[2]	$ 88,324	$ 692,640
Bank of China [Member]
Schedule of Bank and Other Borrowings [Line Items]
Maturity date	[3]	12/2026
Currency	[3]	RMB
Effective interest rate	[3]	2.60%	2.60%
Banks and other borrowings	[3]	$ 1,398,470	$ 10,966,800	10,568,750
Shenzhen Rural Commercial Bank [Member]
Schedule of Bank and Other Borrowings [Line Items]
Maturity date	[4]	03/2026
Currency	[4]	RMB
Effective interest rate	[4]	1.76%	1.76%
Banks and other borrowings	[4]			2,113,750
Livi Bank Limited [Member]
Schedule of Bank and Other Borrowings [Line Items]
Maturity date	[5]	08/2029
Currency	[5]	HK$
Effective interest rate	[5]	3.66%	3.66%
Banks and other borrowings	[5]	$ 1,039,189	$ 8,149,320	9,274,422
The Bank of East Asia Limited [Member]
Schedule of Bank and Other Borrowings [Line Items]
Maturity date	[6]	11/2027
Currency	[6]	US$
Effective interest rate	[6]	6.55%	6.55%
Banks and other borrowings	[6]	$ 358,345	$ 2,810,145	3,755,425
The Bank of East Asia Limited [Member]
Schedule of Bank and Other Borrowings [Line Items]
Maturity date	[7]	02/2026
Currency	[7]	US$
Effective interest rate	[7]	6.72%	6.72%
Banks and other borrowings	[7]			1,105,646
The Bank of East Asia Limited [Member]
Schedule of Bank and Other Borrowings [Line Items]
Maturity date	[8]	02/2027
Currency	[8]	US$
Effective interest rate	[8]	4.94%	4.94%
Banks and other borrowings	[8]	$ 141,900	$ 1,112,783
Ping An International Financial Leasing Co., Ltd. [Member]
Schedule of Bank and Other Borrowings [Line Items]
Maturity date	[9]	05/2027
Currency	[9]	RMB
Effective interest rate	[9]	5.90%	5.90%
Banks and other borrowings	[9]	$ 555,609	$ 4,357,086	6,403,057
Yongying Financial Leasing Co., Ltd. [Member]
Schedule of Bank and Other Borrowings [Line Items]
Maturity date	[10]	03/2029
Currency	[10]	RMB
Effective interest rate	[10]	5.59%	5.59%
Banks and other borrowings	[10]	$ 407,576	$ 3,196,210
Yongying Financial Leasing Co., Ltd. [Member]
Schedule of Bank and Other Borrowings [Line Items]
Maturity date	[11]	05/2029
Currency	[11]	RMB
Effective interest rate	[11]	5.31%	5.31%
Banks and other borrowings	[11]	$ 571,530	$ 4,481,934

[1]	On February 28, 2025, Samfine SZ entered into a 1-year term loan of RMB1 million (approximately US$0.14 million) for operating purposes. The loan is repayable in one lump-sum payment within 1 year and is guaranteed by Mr. Cheng. The loan is carrying at variable interest rate.
[2]	On March 6, 2026, Samfine SZ entered into a 1-year term loan of RMB0.7 million (US$0.1 million) for operating purposes. The loan is repayable in one lump-sum payment within 1 year and is guaranteed by Mr. Cheng. The loan is carrying at variable interest rate.
[3]	On December 5, 2025, Samfine SZ entered into a 1-year term loan of RMB9.5 million (US$1.4 million) for operating purposes. The loan is repayable in one lump-sum payment within 1 year and is guaranteed by Mr. Cheng. The loan is carrying at variable interest rate.
[4]	On September 2, 2025, Samfine SZ entered into a half-year term loan of RMB1.9 million (US$0.27 million) for operating purposes. The loan is repayable in one lump-sum payment within half year and is guaranteed by Mr. Cheng and Mrs. Cheng, the director of the Company. The loan is carrying at variable interest rate.
[5]	On August 20, 2025, Samfine HK entered into a 4-year term loan of HK$10 million (US$1.19 million) for working capital purposes carrying at variable interest rate. The loan is repayable in monthly installments over the 4-year tenor and is guaranteed by Mr. Cheng, the director of the Company. The loan is carrying at variable interest rate.
[6]	On October 15, 2020, Samfine HK entered into a 7-year term loan of HK$12 million (US$1.53 million) for working capital purposes carrying at variable interest rate. The loan is repayable in monthly installments over the 7-year tenor and is guaranteed by Mr. Cheng, the director of the Company and HKMC Insurance Limited (“HKMCI”) under SME Financing Guarantee Scheme. The loan is carrying at variable interest rate.
[7]	On February 24, 2024, Samfine HK entered into a 1-year recurring term loan of US$0.1 million (HK$1.11 million) for insurance premium payment purpose. The loan is repayable in monthly installments over the 12-month tenor and is pledged by the deed of insurance assignment relating to the life insurance contract issued by FWD Life Insurance Company (Bermuda) Limited. On February 24, 2025, Samfine HK fully settled and re-entered the loan. The loan is carrying at variable interest rate.
[8]	On February 24, 2026, Samfine HK re-entered into a 1-year recurring term loan of US$0.1 million (HK$1.11 million) for insurance premium payment purpose. The loan is repayable in monthly installments over the 12-month tenor and is pledged by the deed of insurance assignment relating to the life insurance contract issued by FWD Life Insurance Company (Bermuda) Limited. The loan is carrying at variable interest rate.
[9]	On May 5, 2025, Samfine SZ entered into a 2-year other borrowing of RMB8.46 million (US$1.08 million) with a financial institution for operating purposes. The loan is guaranteed by Mr. Cheng and Mrs. Cheng, and pledged by the Company’s machineries. The loan is repayable in monthly installments over the 2-year tenor, and is carrying at variable interest rate.
[10]	On April 8, 2026, Samfine SZ entered into a 3-year other borrowing of RMB3 million (US$0.44 million) with a financial institution for operating purposes. The loan is guaranteed by Mr. Cheng and Mrs. Cheng, and pledged by the Company’s machineries. The loan is repayable in monthly installments over the 3-year tenor, and is carrying at variable interest rate.
[11]	On June 1, 2026, Samfine SZ entered into a 3-year other borrowing of RMB4 million (US$0.58 million) with a financial institution for operating purposes. The loan is guaranteed by Mr. Cheng and Mrs. Cheng, and pledged by the Company’s machineries. The loan is repayable in monthly installments over the 3-year tenor, and is carrying at variable interest rate.